Related Party Transactions Narrative (Details) - Orbitz - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Due from Travelport, net			$ 15,511
Shares beneficially owned by parent, percentage	1.00%	48.00%		1.00%	48.00%